Financial Instruments and Derivatives (Tables)	12 Months Ended
Dec. 31, 2013
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Carrying Amounts and Fair Values of Financial Instruments
The following table sets forth the carrying amounts and fair values of the Company’s significant financial instruments where the carrying amount differs from the fair value.

	December 31, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	$946,257	$999,247	$1,099,454	$1,214,292

Net Positions of Foreign Contracts
The net positions of these contracts at December 31, 2013, were as follows:

Currency	Action	Quantity
Colombian peso	Purchase	14,773,186
Mexican peso	Purchase	273,681
Canadian dollar	Purchase	52,973
Turkish lira	Purchase	6,604
British pound	Purchase	4,153
Polish zloty	Purchase	2,651
New Zealand dollar	Sell	(3,123)
Australian dollar	Sell	(6,405)
Euro	Sell	(7,459)

Net Positions of Other Derivatives Contract
The net positions of these contracts at December 31, 2013, were as follows:

Currency	Action	Quantity
Colombian peso	Purchase	17,172,892
Mexican peso	Purchase	164,010
Canadian dollar	Purchase	13,894
British pound	Purchase	6,105
Euro	Sell	(2,284)

Location and Fair Values of Derivative Instruments
he following table sets forth the location and fair values of the Company’s derivative instruments:

		Fair Value at December 31
Description	Balance Sheet Location	2013	2012
Derivatives designated as hedging instruments:
Commodity Contracts	Prepaid expenses	$535	$201
Commodity Contracts	Other assets	$363	$—
Commodity Contracts	Accrued expenses and other	$(1,228)	$(4,760)
Commodity Contracts	Other liabilities	$—	$(1,727)
Foreign Exchange Contracts	Prepaid expenses	$896	$725
Foreign Exchange Contracts	Accrued expenses and other	$(993)	$(5,208)
Derivatives not designated as hedging instruments:
Foreign Exchange Contracts	Prepaid expenses	$468	$679
Foreign Exchange Contracts	Other Assets	$—	$36
Foreign Exchange Contracts	Accrued expenses and other	$(53)	$(7)

Effect of Derivative Instruments on Financial Performance
The following table sets forth the effect of the Company’s derivative instruments on financial performance for the twelve months ended December 31, 2013, excluding the losses on foreign currency cash flow hedges that were reclassified from accumulated other comprehensive loss to the carrying value of the capitalized expenditures:

Description	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) Reclassified from Accumulated OCI Into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI Into Income (Effective Portion)	Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)
Derivatives in Cash Flow Hedging Relationships:
Foreign Exchange Contracts	$5,928	Net sales	$4,603	Net sales	$—
		Cost of sales	$(2,996)	Cost of sales	$—
Commodity Contracts	$488	Cost of sales	$(5,455)	Cost of sales	$13
		Location of Gain or (Loss) Recognized in Income Statement	Gain or (Loss) Recognized
Derivatives not designated as hedging instruments:
Foreign Exchange Contracts		Cost of sales	$(235)
		Selling, general and administrative	$(58)
The following table sets forth the effect of the Company’s derivative instruments on financial performance for the twelve months ended December 31, 2012, excluding the gains on foreign currency cash flow hedges that were reclassified from accumulated other comprehensive loss to the carrying value of the capitalized expenditures:

Description	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) Reclassified from Accumulated OCI Into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI Into Income (Effective Portion)	Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)
Derivatives in Cash Flow Hedging Relationships:
Foreign Exchange Contracts	$(3,914)	Net sales	$336	Net sales	$—
		Cost of sales	$870	Cost of sales	$—
Commodity Contracts	$1,891	Cost of sales	$(5,639)	Cost of sales	$(35)
		Location of Gain or (Loss) Recognized in Income Statement	Gain or (Loss) Recognized
Derivatives not designated as hedging instruments:
Foreign Exchange Contracts		Cost of sales	$1,414
		Selling, general and administrative	$40